Exhibit 99.1

Arroyo Mortgage Acquisition Co II LLC

ARRW 2019-1 Repurchase Disclosure

As of November 14, 2022

		Total Assets			Total Repurchase Requests			Repurchase Completed			Pending Repurchase			Demand in Dispute			Demand Withdrawn			Demand Rejected
Name of Issuing Entity	Originator/Seller	Count	$	% of Prin Bal	Count	$	% of Prin Bal	Count	$	% of Prin Bal	Count	$	% of Prin Bal	Count	$	% of Prin Bal	Count	$	% of Prin Bal	Count	$	% of Prin Bal
2019-1	Sterling Bank and Trust, FSB	114	45,066,315.74	15.78%	40	10,793,120.37	23.95%	40	10,793,120.37	23.95%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%
2019-1	AmWest funding Corp.	230	106,848,031.19	37.41%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%
2019-1	East West Bank	234	69,443,291.79	24.31%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%
2019-1	JMAC Lending, Inc.	18	10,844,753.97	3.80%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%
2019-1	Metro City Bank	147	53,421,713.10	18.70%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%
Total		743	285,624,105.79	100.00%	40	10,793,120.37	3.78%	40	10,793,120.37	3.78%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%